Short-Term Borrowings (Details Textual) (USD $)	1 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Retail Repurchase Agreements [Member]	Dec. 31, 2011 Retail Repurchase Agreements [Member]	Dec. 31, 2012 Brokerage Repurchase Agreements [Member]	Dec. 31, 2011 Brokerage Repurchase Agreements [Member]
Short-Term Borrowings (Textual)
Securities sold under repurchase agreements				$ 10,333,000	$ 13,779,000		$ 5,000,000
Maximum amount of outstanding agreements at any month-end				15,000,000	15,200,000	5,000,000	35,000,000
Monthly average of such agreements totaled				12,600,000	13,200,000	2,600,000	18,100,000
Short-term borrowings mature	September 7, 2030, at the option of the Company: on or after September 7, 2020 at par; or on or after September 7, 2010 at a premium.	Between 2013 and 2015.		Within one month.	Within one month.
Debt instrument maturity date						Jul. 10, 2012
Federal funds lines in state bank		11,500,000	11,500,000
Federal funds lines in state bank drawn upon		$ 0	$ 0